DBX ETF Trust | 1
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.1%
Basic Materials — 4.3%
Chemicals — 2.0%
ASP Unifrax Holdings,
Inc.,144A,5.25%, 9/30/28
161,000 81,091
Avient Corp.,144A,5.75%,
5/15/25
140,000 139,344
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
150,000 133,872
Chemours Co.
5.375%, 5/15/27
85,000 80,780
144A,5.75%, 11/15/28
160,000 146,589
Consolidated Energy Finance
SA,144A,5.625%, 10/15/28
113,000 97,351
INEOS Finance PLC
144A,6.75%, 5/15/28
94,000 93,283
144A,7.50%, 4/15/29
140,000 141,523
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
50,000 52,776
Methanex Corp.,5.125%, 10/15/27
131,000 126,611
NOVA Chemicals Corp.
144A,5.00%, 5/1/25
47,000 46,423
144A,5.25%, 6/1/27
205,000 196,537
144A,8.50%, 11/15/28
100,000 106,182
144A,4.25%, 5/15/29
110,000 96,625
Olin Corp.,5.125%, 9/15/27
98,000 95,121
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
206,000 192,986
144A,6.625%, 5/1/29
135,000 127,285
Tronox, Inc.,144A,4.625%,
3/15/29
195,000 177,157
(Cost $2,139,817)
2,131,536
Forest Products & Paper
— 0.1%
Mercer International,
Inc.,5.125%, 2/1/29
(Cost $157,299)
181,000 158,665
Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.,5.875%,
6/1/27
130,000 128,902
Mineral Resources Ltd.
144A,8.125%, 5/1/27
123,000 124,389
144A,8.00%, 11/1/27
122,000 124,230
144A,9.25%, 10/1/28
221,000 232,619
United States Steel
Corp.,6.875%, 3/1/29
80,000 80,075
(Cost $679,813)
690,215
Mining — 1.5%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
140,000 138,501
144A,6.125%, 5/15/28
110,000 109,887
Principal
Amount $ Value $
144A,4.125%, 3/31/29
90,000 82,931
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
291,000 286,733
144A,9.375%, 3/1/29
310,000 323,866
FMG Resources August 2006
Pty Ltd.,144A,4.50%, 9/15/27
138,000 131,218
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
85,000 82,917
144A,6.125%, 4/1/29
140,000 138,204
Kaiser Aluminum
Corp.,144A,4.625%, 3/1/28
113,000 105,237
Nexa Resources SA,144A,6.50%,
1/18/28
94,000 94,266
Vedanta Resources Finance II
PLC,144A,9.25%, 4/23/26
100,000 87,369
(Cost $1,555,984)
1,581,129
Communications — 15.7%
Advertising — 0.8%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27(a)
252,000 238,286
144A,7.75%, 4/15/28
190,000 164,071
144A,9.00%, 9/15/28(a)
139,000 144,796
Lamar Media Corp.,3.75%,
2/15/28
115,000 107,531
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
124,000 119,172
144A,4.25%, 1/15/29
100,000 90,381
(Cost $834,626)
864,237
Internet — 2.2%
Gen Digital, Inc.
144A,5.00%, 4/15/25
181,000 179,525
144A,6.75%, 9/30/27
176,000 177,520
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
120,000 116,855
144A,3.50%, 3/1/29
147,000 131,448
Match Group Holdings II LLC
144A,5.00%, 12/15/27
68,000 64,456
144A,4.625%, 6/1/28
118,000 109,851
MercadoLibre, Inc.,2.375%,
1/14/26
78,000 73,761
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
105,000 107,156
Rakuten Group, Inc.
144A,11.25%, 2/15/27
348,000 367,453
144A,9.75%, 4/15/29
390,000 393,042
Uber Technologies, Inc.
144A,8.00%, 11/1/26
314,000 317,961
144A,7.50%, 9/15/27
234,000 238,491

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 1/15/28
108,000 108,080
(Cost $2,381,907)
2,385,599
Media — 8.4%
Altice Financing SA,144A,5.00%,
1/15/28
234,000 185,094
AMC Networks, Inc.
144A,10.25%, 1/15/29
175,000 174,785
4.25%, 2/15/29(a)
189,000 133,536
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.50%, 5/1/26
130,000 128,479
144A,5.125%, 5/1/27
635,000 607,329
144A,5.00%, 2/1/28
493,000 455,659
CSC Holdings LLC
144A,5.50%, 4/15/27
256,000 196,405
144A,5.375%, 2/1/28
184,000 129,421
144A,7.50%, 4/1/28(a)
203,000 113,529
144A,11.25%, 5/15/28
205,000 165,619
144A,11.75%, 1/31/29
401,000 318,929
144A,6.50%, 2/1/29
343,000 232,437
DISH DBS Corp.
5.875%, 11/15/24(a)
392,000 373,648
7.75%, 7/1/26
391,000 249,088
144A,5.25%, 12/1/26
539,000 430,231
7.375%, 7/1/28
195,000 86,751
144A,5.75%, 12/1/28
480,000 335,314
DISH Network
Corp.,144A,11.75%, 11/15/27
684,000 686,843
Gray Television, Inc.
144A,5.875%, 7/15/26
124,000 123,986
144A,7.00%, 5/15/27
150,000 132,523
iHeartCommunications, Inc.
6.375%, 5/1/26(a)
151,000 115,708
8.375%, 5/1/27(a)
179,000 64,851
144A,5.25%, 8/15/27(a)
152,000 84,122
144A,4.75%, 1/15/28(a)
92,000 48,723
McGraw-Hill Education,
Inc.,144A,5.75%, 8/1/28
160,000 149,436
News Corp.,144A,3.875%,
5/15/29
190,000 172,582
Nexstar Media, Inc.
144A,5.625%, 7/15/27
335,000 316,462
144A,4.75%, 11/1/28(a)
196,000 173,048
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
166,000 123,424
144A,6.50%, 9/15/28
199,000 91,663
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
220,000 206,023
144A,5.00%, 8/1/27
293,000 278,482
144A,4.00%, 7/15/28
367,000 328,882
Principal
Amount $ Value $
TEGNA, Inc.
144A,4.75%, 3/15/26
102,000 98,793
4.625%, 3/15/28
195,000 177,354
Univision Communications, Inc.
144A,6.625%, 6/1/27
293,000 283,322
144A,8.00%, 8/15/28
285,000 280,959
144A,4.50%, 5/1/29
200,000 171,032
Videotron Ltd.
144A,5.375%, 6/15/24
131,000 130,853
144A,5.125%, 4/15/27
125,000 122,303
VTR Finance NV,144A,6.375%,
7/15/28
95,000 64,718
Ziggo Bond Co. BV,144A,6.00%,
1/15/27
106,000 104,119
(Cost $9,689,471)
8,846,465
Telecommunications — 4.3%
Altice France Holding SA
144A,10.50%, 5/15/27
304,000 112,773
144A,6.00%, 2/15/28
227,000 70,878
Altice France SA
144A,8.125%, 2/1/27
312,000 240,788
144A,5.50%, 1/15/28
214,000 150,061
144A,5.125%, 1/15/29
100,000 67,669
C&W Senior Finance
Ltd.,144A,6.875%, 9/15/27
238,000 227,117
CommScope Technologies LLC
144A,6.00%, 6/15/25(a)
233,000 191,817
144A,5.00%, 3/15/27
148,000 61,050
CommScope, Inc.
144A,6.00%, 3/1/26
300,000 268,125
144A,8.25%, 3/1/27
174,000 81,240
144A,7.125%, 7/1/28
124,000 50,256
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
78,000 64,261
144A,6.50%, 10/1/28
147,000 124,562
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
225,000 219,276
144A,5.00%, 5/1/28
302,000 282,305
144A,6.75%, 5/1/29
190,000 173,607
Hughes Satellite Systems Corp.
5.25%, 8/1/26
144,000 97,688
6.625%, 8/1/26
150,000 61,274
Iliad Holding SASU
144A,6.50%, 10/15/26
131,000 130,164
144A,7.00%, 10/15/28
175,000 173,466
Level 3 Financing, Inc.
144A,4.25%, 7/1/28
94,000 36,591
144A,10.50%, 4/15/29
130,000 130,325

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Lumen Technologies,
Inc.,144A,4.50%, 1/15/29
80,000 23,887
Millicom International Cellular
SA
144A,5.125%, 1/15/28
56,700 53,727
144A,6.25%, 3/25/29
126,900 123,219
Sable International Finance
Ltd.,144A,5.75%, 9/7/27
95,000 90,820
VEON Holdings BV
144A,4.00%, 4/9/25
120,000 114,578
144A,3.375%, 11/25/27
212,000 173,556
Viasat, Inc.
144A,5.625%, 9/15/25
136,000 132,003
144A,5.625%, 4/15/27
114,000 102,006
144A,6.50%, 7/15/28(a)
80,000 59,614
Windstream Escrow LLC /
Windstream Escrow Finance
Corp.,144A,7.75%, 8/15/28
273,000 256,733
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27(a)
284,000 221,727
144A,6.125%, 3/1/28(a)
211,000 143,784
(Cost $5,095,284)
4,510,947
Consumer, Cyclical — 20.3%
Airlines — 2.0%
Air Canada,144A,3.875%,
8/15/26
223,000 211,848
American Airlines Group,
Inc.,144A,3.75%, 3/1/25
65,000 63,599
American Airlines, Inc.
144A,7.25%, 2/15/28
170,000 169,898
144A,8.50%, 5/15/29
190,000 196,090
Delta Air Lines, Inc.
2.90%, 10/28/24
170,000 168,201
7.375%, 1/15/26
170,000 173,981
4.375%, 4/19/28(a)
71,000 68,346
Hawaiian Brand Intellectual
Property Ltd. / HawaiianMiles
Loyalty Ltd.,144A,5.75%,
1/20/26
232,252 214,367
Spirit Loyalty Cayman Ltd. /
Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25
121,000 90,949
144A,8.00%, 9/20/25
100,000 75,164
United Airlines, Inc.
144A,4.375%, 4/15/26
390,000 376,034
144A,4.625%, 4/15/29
375,000 346,905
(Cost $2,240,735)
2,155,382
Apparel — 0.2%
Hanesbrands, Inc.,144A,4.875%,
5/15/26
(Cost $169,354)
170,000 165,035
Principal
Amount $ Value $
Auto Manufacturers — 0.2%
Allison Transmission,
Inc.,144A,4.75%, 10/1/27
66,000 63,702
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
190,000 184,040
(Cost $249,152)
247,742
Auto Parts & Equipment
— 2.3%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
156,000 151,541
144A,7.00%, 4/15/28
104,000 106,272
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
98,000 97,546
6.875%, 7/1/28
75,000 74,513
Clarios Global LP,144A,6.75%,
5/15/25
88,000 88,063
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
150,000 149,969
144A,8.50%, 5/15/27
325,000 327,692
144A,6.75%, 5/15/28
150,000 151,679
Dana, Inc.
5.375%, 11/15/27
76,000 73,947
5.625%, 6/15/28
78,000 75,530
Goodyear Tire & Rubber Co.
9.50%, 5/31/25
121,000 121,385
5.00%, 5/31/26
176,000 171,880
4.875%, 3/15/27
133,000 127,889
Tenneco, Inc.,144A,8.00%,
11/17/28
371,000 339,203
ZF North America Capital, Inc.
144A,4.75%, 4/29/25
220,000 216,845
144A,6.875%, 4/14/28
115,000 117,100
(Cost $2,363,617)
2,391,054
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.,144A,4.00%,
1/15/28
140,000 130,503
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
244,000 219,034
Ritchie Bros Holdings,
Inc.,144A,6.75%, 3/15/28
99,000 100,113
(Cost $454,787)
449,650
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
130,000 133,153
AMC Entertainment Holdings,
Inc.(a),144A,7.50%, 2/15/29
180,000 132,802
Banijay Entertainment
SASU,144A,8.125%, 5/1/29
80,000 81,844
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25
82,000 82,047

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,8.125%, 7/1/27
315,000 321,337
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op,5.375%,
4/15/27
97,000 95,310
Churchill Downs, Inc.
144A,5.50%, 4/1/27
122,000 119,540
144A,4.75%, 1/15/28
137,000 129,875
Cinemark USA, Inc.
144A,5.875%, 3/15/26
78,000 76,900
144A,5.25%, 7/15/28(a)
149,000 139,264
International Game Technology
PLC
144A,6.50%, 2/15/25
108,000 108,290
144A,4.125%, 4/15/26
107,000 103,715
144A,6.25%, 1/15/27
170,000 170,452
144A,5.25%, 1/15/29
150,000 144,309
Light & Wonder International,
Inc.,144A,7.00%, 5/15/28
130,000 130,831
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24
107,000 106,318
144A,6.50%, 5/15/27
235,000 236,377
144A,4.75%, 10/15/27
208,000 197,231
144A,3.75%, 1/15/28
80,000 73,704
Mohegan Tribal Gaming
Authority,144A,8.00%, 2/1/26
229,000 215,332
Motion Bondco
DAC,144A,6.625%, 11/15/27
90,000 88,040
Penn Entertainment,
Inc.,144A,5.625%, 1/15/27
68,000 64,820
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
96,000 94,286
(Cost $3,033,985)
3,045,777
Food Service — 0.5%
Aramark Services, Inc.
144A,5.00%, 4/1/25
76,000 75,416
144A,5.00%, 2/1/28
220,000 210,521
TKC Holdings, Inc.
144A,6.875%, 5/15/28
85,000 83,119
144A,10.50%, 5/15/29
130,000 128,245
(Cost $486,351)
497,301
Home Builders — 0.5%
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC,144A,6.25%, 9/15/27
130,000 127,017
Century Communities,
Inc.,6.75%, 6/1/27
100,000 100,528
Mattamy Group
Corp.,144A,5.25%, 12/15/27
102,000 98,761
Principal
Amount $ Value $
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
98,000 97,612
144A,5.75%, 1/15/28
95,000 93,608
(Cost $501,584)
517,526
Home Furnishings — 0.1%
Tempur Sealy International,
Inc.,144A,4.00%, 4/15/29
(Cost $138,402)
155,000 139,132
Housewares — 0.5%
Newell Brands, Inc.
4.875%, 6/1/25
87,000 85,843
5.70%, 4/1/26
388,000 383,382
6.375%, 9/15/27
98,000 96,514
(Cost $575,137)
565,739
Leisure Time — 4.3%
Carnival Corp.
144A,7.625%, 3/1/26
260,000 261,572
144A,5.75%, 3/1/27
538,000 528,428
144A,4.00%, 8/1/28
470,000 434,110
144A,6.00%, 5/1/29
390,000 381,410
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
380,000 411,640
Life Time, Inc.
144A,5.75%, 1/15/26
163,000 162,164
144A,8.00%, 4/15/26
100,000 100,740
NCL Corp. Ltd.
144A,3.625%, 12/15/24
74,000 73,046
144A,5.875%, 3/15/26
305,000 300,076
144A,5.875%, 2/15/27
236,000 232,756
144A,8.375%, 2/1/28
110,000 114,877
144A,8.125%, 1/15/29
150,000 156,822
144A,7.75%, 2/15/29
92,000 94,610
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
140,000 135,043
144A,5.50%, 8/31/26
204,000 201,123
144A,5.375%, 7/15/27
195,000 191,180
3.70%, 3/15/28
93,000 86,472
144A,5.50%, 4/1/28
294,000 287,396
144A,9.25%, 1/15/29
170,000 181,187
Viking Cruises Ltd.
144A,5.875%, 9/15/27
155,000 151,437
144A,7.00%, 2/15/29
95,000 95,249
(Cost $4,492,918)
4,581,338
Lodging — 2.4%
Boyd Gaming Corp.(a),4.75%,
12/1/27
196,000 186,930

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Hilton Domestic Operating Co.,
Inc.
144A,5.375%, 5/1/25
81,000 80,793
144A,5.75%, 5/1/28
98,000 97,172
144A,5.875%, 4/1/29
126,000 124,997
144A,3.75%, 5/1/29
150,000 136,028
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25
190,000 186,426
144A,5.25%, 4/26/26
85,000 82,105
144A,5.625%, 7/17/27
117,000 111,321
144A,5.75%, 7/21/28
156,000 145,829
MGM Resorts International
5.75%, 6/15/25
101,000 100,797
4.625%, 9/1/26
108,000 104,836
5.50%, 4/15/27
132,000 129,903
4.75%, 10/15/28
140,000 130,997
Station Casinos LLC,144A,4.50%,
2/15/28
135,000 125,802
Studio City Finance Ltd.
144A,6.50%, 1/15/28
94,000 89,149
144A,5.00%, 1/15/29
230,000 200,488
Travel + Leisure Co.
144A,6.625%, 7/31/26
127,000 127,599
6.00%, 4/1/27
73,000 72,800
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
144A,5.50%, 3/1/25
100,000 99,974
144A,5.25%, 5/15/27
182,000 177,264
(Cost $2,489,564)
2,511,210
Retail — 4.0%
1011778 BC ULC / New Red
Finance, Inc.
144A,5.75%, 4/15/25
110,000 109,660
144A,3.875%, 1/15/28
289,000 268,710
144A,4.375%, 1/15/28
169,000 158,437
144A,3.50%, 2/15/29
120,000 108,064
Asbury Automotive Group,
Inc.,4.50%, 3/1/28
79,000 74,687
Bath & Body Works, Inc.,5.25%,
2/1/28
70,000 68,078
eG Global Finance
PLC,144A,12.00%, 11/30/28
215,000 222,888
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.375%, 4/1/26
113,000 110,417
144A,5.875%, 4/1/29
160,000 151,193
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
200,000 180,058
FirstCash, Inc.,144A,4.625%,
9/1/28
92,000 86,342
Principal
Amount $ Value $
Lithia Motors, Inc.,144A,4.625%,
12/15/27
75,000 71,378
Macy's Retail Holdings
LLC,144A,5.875%, 4/1/29
100,000 96,380
Michaels Cos., Inc.
144A,5.25%, 5/1/28
166,000 134,814
144A,7.875%, 5/1/29
220,000 149,851
NMG Holding Co, Inc. /
Neiman Marcus Group
LLC,144A,7.125%, 4/1/26
215,000 213,964
Penske Automotive Group,
Inc.,3.50%, 9/1/25
100,000 97,035
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
243,000 225,900
144A,7.75%, 2/15/29
218,000 208,893
QVC, Inc.
4.45%, 2/15/25(a)
114,000 111,970
4.75%, 2/15/27
118,000 100,813
4.375%, 9/1/28(a)
96,000 71,605
SRS Distribution,
Inc.,144A,4.625%, 7/1/28
123,000 122,558
Staples, Inc.
144A,7.50%, 4/15/26
370,000 370,165
144A,10.75%, 4/15/27
203,000 181,778
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24
240,000 237,540
3.45%, 6/1/26
290,000 276,781
(Cost $4,164,325)
4,209,959
Consumer, Non-cyclical
— 16.6%
Agriculture — 0.3%
Darling Ingredients,
Inc.,144A,5.25%, 4/15/27
100,000 97,398
Vector Group Ltd.
144A,10.50%, 11/1/26
54,000 54,437
144A,5.75%, 2/1/29
176,000 161,680
(Cost $314,791)
313,515
Beverages — 0.1%
Primo Water Holdings,
Inc.,144A,4.375%, 4/30/29
(Cost $132,848)
145,000 133,087
Commercial Services — 4.0%
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
59,000 58,105
Albion Financing 2
SARL,144A,8.75%, 4/15/27
132,000 133,291
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp.,144A,9.75%, 7/15/27
210,000 208,448

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
240,000 216,906
APX Group, Inc.,144A,6.75%,
2/15/27
98,000 97,714
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
85,000 81,678
144A,4.75%, 4/1/28(a)
94,000 85,543
144A,5.375%, 3/1/29(a)
105,000 95,902
Block, Inc.,2.75%, 6/1/26
189,000 178,132
Brink's Co.
144A,5.50%, 7/15/25
75,000 74,784
144A,4.625%, 10/15/27
116,000 110,842
Garda World Security Corp.
144A,4.625%, 2/15/27
96,000 91,287
144A,9.50%, 11/1/27
133,000 133,214
144A,7.75%, 2/15/28
88,000 89,430
GEO Group, Inc.,144A,8.625%,
4/15/29
130,000 133,903
Herc Holdings, Inc.,144A,5.50%,
7/15/27
239,000 233,520
Hertz Corp.(a),144A,4.625%,
12/1/26
104,000 80,847
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28
203,000 151,181
144A,5.75%, 11/1/28
189,000 112,621
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
263,000 261,314
144A,3.375%, 8/31/27
194,000 178,162
144A,6.25%, 1/15/28
258,000 253,480
Sabre GLBL, Inc.
144A,8.625%, 6/1/27
172,000 158,479
144A,11.25%, 12/15/27
107,000 104,075
Service Corp.
International,4.625%, 12/15/27
113,000 108,039
Sotheby's,144A,7.375%, 10/15/27
145,000 126,350
United Rentals North America,
Inc.
5.50%, 5/15/27
87,000 86,213
3.875%, 11/15/27
146,000 137,352
4.875%, 1/15/28
326,000 314,113
Williams Scotsman, Inc.
144A,6.125%, 6/15/25
60,000 59,870
144A,4.625%, 8/15/28
106,000 99,190
(Cost $4,311,196)
4,253,985
Cosmetics/Personal Care
— 0.3%
Coty, Inc.,144A,5.00%, 4/15/26
129,000 127,167
Principal
Amount $ Value $
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
152,000 147,892
144A,4.125%, 4/1/29
90,000 82,021
(Cost $355,954)
357,080
Food — 2.0%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
201,000 191,582
144A,7.50%, 3/15/26
60,000 60,934
144A,4.625%, 1/15/27
271,000 261,385
144A,5.875%, 2/15/28
130,000 127,854
144A,6.50%, 2/15/28(a)
146,000 147,168
144A,3.50%, 3/15/29
261,000 233,007
B&G Foods, Inc.
5.25%, 9/15/27(a)
107,000 98,299
144A,8.00%, 9/15/28
120,000 121,940
Lamb Weston Holdings,
Inc.,144A,4.875%, 5/15/28
107,000 103,478
Performance Food Group,
Inc.,144A,5.50%, 10/15/27
207,000 201,930
Post Holdings, Inc.,144A,5.625%,
1/15/28
184,000 179,935
Sigma Holdco BV,144A,7.875%,
5/15/26
91,000 88,591
US Foods, Inc.
144A,6.875%, 9/15/28
105,000 106,968
144A,4.75%, 2/15/29
145,000 136,233
(Cost $2,057,060)
2,059,304
Healthcare-Products — 1.9%
Avantor Funding,
Inc.,144A,4.625%, 7/15/28
284,000 267,494
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
269,000 274,044
Hologic, Inc.
144A,4.625%, 2/1/28
147,000 141,277
144A,3.25%, 2/15/29
136,000 121,536
Medline Borrower
LP,144A,3.875%, 4/1/29
880,000 801,708
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
195,000 195,283
Teleflex, Inc.
4.625%, 11/15/27
100,000 95,833
144A,4.25%, 6/1/28
98,000 91,665
(Cost $1,972,500)
1,988,840
Healthcare-Services — 4.3%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
107,000 104,986
144A,3.125%, 2/15/29
110,000 105,036

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
91,000 85,447
144A,3.75%, 3/15/29
108,000 97,798
CHS/Community Health
Systems, Inc.
144A,8.00%, 3/15/26
226,000 226,545
144A,5.625%, 3/15/27
371,000 351,692
144A,8.00%, 12/15/27
180,000 180,222
144A,6.875%, 4/1/28
161,000 116,907
144A,6.00%, 1/15/29
128,000 114,737
144A,6.875%, 4/15/29
240,000 188,065
Encompass Health Corp.,4.50%,
2/1/28
147,000 138,994
IQVIA, Inc.
144A,5.00%, 10/15/26
225,000 220,151
144A,5.00%, 5/15/27
187,000 181,799
Legacy LifePoint Health
LLC,144A,4.375%, 2/15/27
114,000 107,749
LifePoint Health,
Inc.,144A,5.375%, 1/15/29
95,000 80,284
ModivCare, Inc.,144A,5.875%,
11/15/25
109,000 108,477
Molina Healthcare,
Inc.,144A,4.375%, 6/15/28
161,000 149,934
Radiology Partners,
Inc.,144A,4.275% Cash 3.50%
PIK, 1/31/29
140,000 129,150
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint
Health, Inc.,144A,9.75%,
12/1/26
264,000 264,559
Select Medical
Corp.,144A,6.25%, 8/15/26
217,000 217,216
Team Health Holdings,
Inc.,144A,6.375%, 2/1/25
140,000 132,858
Tenet Healthcare Corp.
6.25%, 2/1/27
218,000 218,502
5.125%, 11/1/27
295,000 287,680
4.625%, 6/15/28
116,000 110,353
6.125%, 10/1/28
488,000 483,819
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
155,000 149,629
(Cost $4,495,438)
4,552,589
Pharmaceuticals — 3.7%
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26
104,000 97,003
144A,8.50%, 1/31/27(a)
125,000 90,678
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25
328,000 309,647
144A,9.00%, 12/15/25
100,000 95,399
144A,6.125%, 2/1/27
210,000 174,587
144A,5.75%, 8/15/27
129,000 102,045
Principal
Amount $ Value $
144A,5.00%, 1/30/28
92,000 52,238
144A,4.875%, 6/1/28
325,000 238,410
144A,11.00%, 9/30/28
350,000 306,250
144A,5.00%, 2/15/29
48,000 24,985
144A,6.25%, 2/15/29
172,000 92,235
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
88,000 82,157
Grifols SA(a),144A,4.75%,
10/15/28
135,000 117,579
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
160,000 157,561
Jazz Securities
DAC,144A,4.375%, 1/15/29
300,000 276,296
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
410,000 379,028
Owens & Minor, Inc.
(a),144A,4.50%, 3/31/29
95,000 83,939
Perrigo Finance Unlimited Co.
3.90%, 12/15/24
85,000 83,745
4.375%, 3/15/26
105,000 101,439
Prestige Brands,
Inc.,144A,5.125%, 1/15/28
72,000 69,434
Teva Pharmaceutical Finance
Netherlands III BV
7.125%, 1/31/25
91,000 91,280
3.15%, 10/1/26
650,000 608,586
6.75%, 3/1/28(a)
242,000 247,061
(Cost $3,758,465)
3,881,582
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Benteler International
AG,144A,10.50%, 5/15/28
(Cost $103,063)
101,000 108,846
Energy — 10.7%
Energy-Alternate Sources
— 0.1%
Sunnova Energy Corp.
(a),144A,11.75%, 10/1/28
(Cost $65,003)
75,000 51,588
Oil & Gas — 4.9%
Antero Resources
Corp.,144A,7.625%, 2/1/29
95,000 97,928
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,7.00%, 11/1/26
102,000 102,054
144A,8.25%, 12/31/28
110,000 112,587
Chesapeake Energy Corp.
144A,5.50%, 2/1/26
104,000 102,921

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,5.875%, 2/1/29
112,000 110,219
144A,6.75%, 4/15/29
205,000 205,680
Civitas Resources, Inc.
144A,5.00%, 10/15/26
71,000 69,172
144A,8.375%, 7/1/28
273,000 286,851
CNX Resources
Corp.,144A,6.00%, 1/15/29
85,000 83,009
Comstock Resources, Inc.
144A,6.75%, 3/1/29
220,000 212,974
144A,6.75%, 3/1/29
90,000 85,952
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
203,000 215,048
CrownRock LP / CrownRock
Finance, Inc.,144A,5.625%,
10/15/25
167,000 166,683
CVR Energy, Inc.
144A,5.75%, 2/15/28
75,000 69,283
144A,8.50%, 1/15/29
117,000 117,594
Encino Acquisition Partners
Holdings LLC,144A,8.50%,
5/1/28
135,000 138,119
Energean PLC,144A,6.50%,
4/30/27
79,000 74,723
Kosmos Energy Ltd.
144A,7.125%, 4/4/26
210,000 206,752
144A,7.75%, 5/1/27
106,000 103,486
144A,7.50%, 3/1/28
30,000 28,585
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25
102,000 100,187
144A,REGS, 6.50%, 6/30/27
123,000 117,382
Matador Resources
Co.,144A,6.875%, 4/15/28
108,000 109,059
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
100,000 103,677
Murphy Oil Corp.,5.875%,
12/1/27
73,000 73,394
Northern Oil & Gas,
Inc.,144A,8.125%, 3/1/28
164,000 166,865
Parkland Corp.,144A,5.875%,
7/15/27
118,000 116,146
PBF Holding Co. LLC / PBF
Finance Corp.,6.00%, 2/15/28
161,000 157,437
Permian Resources Operating
LLC,144A,8.00%, 4/15/27
96,000 98,578
Range Resources Corp.
4.875%, 5/15/25
131,000 129,955
8.25%, 1/15/29
60,000 62,509
SM Energy Co.
6.75%, 9/15/26
75,000 74,936
6.625%, 1/15/27
117,000 116,399
6.50%, 7/15/28
69,000 68,826
Southwestern Energy
Co.,5.375%, 2/1/29
160,000 153,999
Sunoco LP,144A,7.00%, 5/1/29
145,000 148,178
Principal
Amount $ Value $
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
100,000 99,196
144A,7.00%, 9/15/28
118,000 120,191
4.50%, 5/15/29
155,000 142,377
Talos Production,
Inc.,144A,9.00%, 2/1/29
95,000 99,742
Transocean, Inc.
144A,8.00%, 2/1/27
100,000 100,476
144A,8.25%, 5/15/29
175,000 175,113
Tullow Oil PLC,144A,7.00%,
3/1/25
88,000 85,672
(Cost $5,151,109)
5,209,914
Oil & Gas Services — 0.7%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.875%, 4/1/27
115,000 115,533
144A,6.25%, 4/1/28
156,000 154,298
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
162,000 162,110
144A,7.125%, 3/15/29
178,000 178,347
Viridien,144A,8.75%, 4/1/27
113,000 108,325
(Cost $713,016)
718,613
Pipelines — 5.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
144,000 142,451
144A,5.75%, 1/15/28
160,000 156,638
Buckeye Partners LP
144A,4.125%, 3/1/25
85,000 83,427
3.95%, 12/1/26
122,000 116,123
4.125%, 12/1/27
80,000 74,253
144A,4.50%, 3/1/28
106,000 99,147
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
165,000 168,846
EQM Midstream Partners LP
144A,6.00%, 7/1/25
48,000 48,002
4.125%, 12/1/26
102,000 98,074
144A,7.50%, 6/1/27
39,000 39,871
144A,6.50%, 7/1/27
204,000 205,842
5.50%, 7/15/28
165,000 161,904
144A,4.50%, 1/15/29
146,000 136,169
144A,6.375%, 4/1/29
160,000 159,815
Genesis Energy LP / Genesis
Energy Finance Corp.
8.00%, 1/15/27
196,000 199,870
7.75%, 2/1/28
133,000 133,682
8.25%, 1/15/29
117,000 119,962

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Global Partners LP / GLP
Finance Corp.,7.00%, 8/1/27
65,000 65,281
Harvest Midstream I
LP,144A,7.50%, 9/1/28
155,000 157,405
Hess Midstream Operations LP
144A,5.625%, 2/15/26
162,000 161,079
144A,5.125%, 6/15/28
112,000 107,975
New Fortress Energy, Inc.
144A,6.75%, 9/15/25
167,000 165,137
144A,6.50%, 9/30/26
294,000 276,941
144A,8.75%, 3/15/29(a)
150,000 144,086
NGL Energy Operating LLC
/ NGL Energy Finance
Corp.,144A,8.125%, 2/15/29
183,000 186,423
NuStar Logistics LP
5.75%, 10/1/25
110,000 109,404
6.00%, 6/1/26
96,000 95,148
5.625%, 4/28/27
107,000 105,457
Rockies Express Pipeline
LLC(a),144A,3.60%, 5/15/25
88,000 85,605
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
99,000 97,003
144A,5.50%, 1/15/28
152,000 145,089
144A,7.375%, 2/15/29
143,000 143,490
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
439,000 448,965
144A,9.50%, 2/1/29
578,000 627,214
(Cost $5,251,971)
5,265,778
Financial — 13.2%
Banks — 0.4%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26
98,000 97,454
144A,6.625%, 1/15/27
99,000 95,699
144A,12.00%, 10/1/28
166,000 179,522
(Cost $358,023)
372,675
Diversified Financial Services
— 4.7%
AG Issuer LLC,144A,6.25%,
3/1/28
87,000 84,952
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
95,000 98,805
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
165,000 172,966
Coinbase Global,
Inc.,144A,3.375%, 10/1/28
191,000 163,418
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
120,000 126,837
Encore Capital Group,
Inc.,144A,9.25%, 4/1/29
105,000 109,404
Enova International,
Inc.,144A,11.25%, 12/15/28
80,000 85,868
Principal
Amount $ Value $
goeasy Ltd.,144A,9.25%, 12/1/28
109,000 115,502
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.,144A,5.00%,
8/15/28
189,000 173,923
LD Holdings Group LLC
144A,6.50%, 11/1/25
98,000 94,420
144A,6.125%, 4/1/28
113,000 78,726
Macquarie Airfinance Holdings
Ltd.
144A,8.375%, 5/1/28
98,000 103,143
144A,6.40%, 3/26/29
100,000 101,138
144A,8.125%, 3/30/29
90,000 94,841
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
98,000 96,226
144A,6.00%, 1/15/27
114,000 112,519
144A,5.50%, 8/15/28
153,000 146,133
Navient Corp.
5.875%, 10/25/24
80,000 79,905
6.75%, 6/25/25
92,000 92,174
6.75%, 6/15/26
106,000 105,880
5.00%, 3/15/27
137,000 130,123
4.875%, 3/15/28
108,000 99,016
5.50%, 3/15/29
147,000 133,545
OneMain Finance Corp.
6.875%, 3/15/25
176,000 177,365
7.125%, 3/15/26
313,000 317,790
3.50%, 1/15/27
165,000 152,718
6.625%, 1/15/28
154,000 153,104
3.875%, 9/15/28
110,000 97,938
9.00%, 1/15/29
150,000 157,571
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
81,000 83,845
PennyMac Financial Services,
Inc.
144A,5.375%, 10/15/25
149,000 147,786
144A,4.25%, 2/15/29
122,000 109,416
PRA Group, Inc.,144A,8.375%,
2/1/28
78,000 77,575
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
225,000 209,473
144A,3.625%, 3/1/29
156,000 139,628
SLM Corp.
4.20%, 10/29/25
94,000 91,600
3.125%, 11/2/26
102,000 94,595
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25
176,000 174,531
144A,5.75%, 6/15/27
80,000 77,458
144A,5.50%, 4/15/29
130,000 122,186
(Cost $4,941,205)
4,984,043

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Insurance — 1.2%
Acrisure LLC / Acrisure Finance,
Inc.
144A,10.125%, 8/1/26
89,000 91,783
144A,4.25%, 2/15/29
135,000 122,955
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,4.25%, 10/15/27
156,000 146,007
144A,6.75%, 10/15/27
248,000 243,298
144A,6.75%, 4/15/28
244,000 244,632
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
146,000 145,734
AssuredPartners,
Inc.,144A,5.625%, 1/15/29
100,000 93,149
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29
165,000 168,580
(Cost $1,244,614)
1,256,138
Investment Companies — 0.1%
Icahn Enterprises LP / Icahn
Enterprises Finance
Corp.,144A,9.75%, 1/15/29
(Cost $128,348)
125,000 128,395
Real Estate — 0.5%
Anywhere Real Estate Group
LLC / Realogy Co-Issuer
Corp(a),144A,5.75%, 1/15/29
110,000 75,586
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
120,000 119,403
Howard Hughes Corp.
144A,5.375%, 8/1/28
142,000 134,571
144A,4.125%, 2/1/29
127,000 112,955
Kennedy-Wilson, Inc.,4.75%,
3/1/29
119,000 101,295
(Cost $540,597)
543,810
Real Estate Investment Trusts
— 5.5%
Brandywine Operating
Partnership LP
3.95%, 11/15/27
87,000 78,364
8.875%, 4/12/29
80,000 82,875
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
182,000 178,785
144A,4.50%, 4/1/27
142,000 131,798
Diversified Healthcare Trust
9.75%, 6/15/25
68,000 68,100
4.75%, 2/15/28
105,000 86,501
Principal
Amount $ Value $
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
95,000 82,696
Hudson Pacific Properties LP
3.95%, 11/1/27
80,000 68,701
4.65%, 4/1/29(a)
100,000 78,281
Iron Mountain, Inc.
144A,4.875%, 9/15/27
189,000 182,441
144A,5.25%, 3/15/28
181,000 174,381
144A,5.00%, 7/15/28
153,000 145,307
144A,7.00%, 2/15/29
146,000 148,079
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.,144A,4.25%, 2/1/27
117,000 109,793
MPT Operating Partnership LP /
MPT Finance Corp.
5.25%, 8/1/26(a)
99,000 89,981
5.00%, 10/15/27(a)
273,000 224,018
Necessity Retail REIT Inc/The /
American Finance Operating
Partner LP,144A,4.50%,
9/30/28
101,000 87,583
Office Properties Income
Trust,4.50%, 2/1/25
117,000 90,348
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
149,000 146,119
144A,4.875%, 5/15/29
140,000 130,289
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
137,000 131,469
144A,7.25%, 7/15/28
98,000 100,181
144A,4.50%, 2/15/29
105,000 97,594
Rithm Capital Corp.,144A,8.00%,
4/1/29
150,000 146,097
RLJ Lodging Trust
LP,144A,3.75%, 7/1/26
82,000 77,511
SBA Communications Corp.
3.875%, 2/15/27
292,000 276,583
3.125%, 2/1/29
287,000 252,728
Service Properties Trust
7.50%, 9/15/25
136,000 138,371
4.75%, 10/1/26
113,000 105,753
4.95%, 2/15/27
80,000 73,057
5.50%, 12/15/27
88,000 80,915
3.95%, 1/15/28
80,000 66,475
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24
27,000 26,535
4.75%, 3/15/25
50,000 49,203
144A,3.625%, 7/15/26
167,000 155,145
144A,4.375%, 1/15/27
92,000 86,287

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
144A,7.25%, 4/1/29
100,000 99,576
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC
144A,Series MAY, 10.50%,
2/15/28
550,000 550,614
144A,10.50%, 2/15/28
508,000 508,567
144A,4.75%, 4/15/28
109,000 90,197
144A,6.50%, 2/15/29
223,000 155,007
Vornado Realty LP
3.50%, 1/15/25
88,000 86,357
2.15%, 6/1/26
78,000 71,664
(Cost $5,856,462)
5,810,326
Venture Capital — 0.8%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
6.375%, 12/15/25
186,000 185,983
6.25%, 5/15/26
258,000 251,777
5.25%, 5/15/27
284,000 260,765
4.375%, 2/1/29
132,000 110,116
(Cost $829,560)
808,641
Industrial — 9.7%
Aerospace/Defense — 2.6%
Bombardier, Inc.
144A,7.125%, 6/15/26
99,000 100,670
144A,7.875%, 4/15/27
297,000 297,500
144A,6.00%, 2/15/28
146,000 143,885
144A,7.50%, 2/1/29
154,000 159,441
Spirit AeroSystems, Inc.
(a),4.60%, 6/15/28
134,000 122,361
TransDigm, Inc.
5.50%, 11/15/27
570,000 556,930
144A,6.75%, 8/15/28
375,000 379,722
4.625%, 1/15/29
294,000 271,025
144A,6.375%, 3/1/29
450,000 449,586
4.875%, 5/1/29
145,000 134,577
Triumph Group, Inc.,144A,9.00%,
3/15/28
179,000 185,006
(Cost $2,760,094)
2,800,703
Building Materials — 0.9%
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
135,000 133,701
InterCement Financial
Operations BV,144A,5.75%,
7/17/24
153,000 123,401
Smyrna Ready Mix Concrete
LLC,144A,6.00%, 11/1/28
215,000 207,723
Standard Industries, Inc.
144A,5.00%, 2/15/27
150,000 145,552
144A,4.75%, 1/15/28
190,000 181,151
Principal
Amount $ Value $
Summit Materials LLC /
Summit Materials Finance
Corp.,144A,5.25%, 1/15/29
140,000 134,941
(Cost $947,914)
926,469
Electrical Components &
Equipment — 0.7%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
123,000 113,588
144A,4.375%, 3/31/29
150,000 133,485
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
279,000 284,427
144A,6.375%, 3/15/29
170,000 170,835
(Cost $700,441)
702,335
Electronics — 0.5%
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
200,000 206,587
Sensata Technologies BV
144A,5.00%, 10/1/25
153,000 154,209
144A,4.00%, 4/15/29
195,000 177,305
(Cost $518,091)
538,101
Engineering & Construction
— 0.3%
Fluor Corp.,4.25%, 9/15/28
110,000 103,890
IHS Holding Ltd.
144A,5.625%, 11/29/26
97,000 91,786
144A,6.25%, 11/29/28
100,000 89,625
(Cost $270,735)
285,301
Environmental Control — 0.7%
GFL Environmental, Inc.
144A,4.25%, 6/1/25
74,000 73,218
144A,3.75%, 8/1/25
150,000 146,549
144A,5.125%, 12/15/26
83,000 81,498
144A,4.00%, 8/1/28
168,000 153,774
144A,3.50%, 9/1/28
135,000 122,808
Madison IAQ LLC,144A,4.125%,
6/30/28
133,000 123,353
(Cost $698,151)
701,200
Machinery-Diversified — 0.6%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
195,000 200,514
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
93,000 99,015
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
92,000 91,070
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
298,000 287,731
(Cost $673,180)
678,330

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
Principal
Amount $ Value $
Miscellaneous Manufacturing
— 0.2%
Hillenbrand, Inc.
5.75%, 6/15/25
94,000 93,667
6.25%, 2/15/29
85,000 84,644
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
70,000 72,176
(Cost $251,311)
250,487
Packaging & Containers
— 2.9%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
120,000 117,431
144A,3.25%, 9/1/28
111,000 97,432
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25
127,000 125,153
144A,4.125%, 8/15/26(a)
228,000 194,087
144A,5.25%, 8/15/27
196,000 115,356
144A,5.25%, 8/15/27(a)
156,000 91,814
Ball Corp.,6.875%, 3/15/28
139,000 142,011
Berry Global, Inc.,144A,5.625%,
7/15/27
90,000 88,891
Graphic Packaging International
LLC,144A,3.50%, 3/15/28
87,000 79,578
LABL, Inc.
144A,6.75%, 7/15/26
137,000 135,514
144A,10.50%, 7/15/27
130,000 126,693
144A,5.875%, 11/1/28
109,000 98,245
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
509,000 519,236
144A,9.25%, 4/15/27
268,000 267,137
Owens-Brockway Glass
Container, Inc.,144A,6.625%,
5/13/27
120,000 119,241
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
203,000 189,645
Sealed Air Corp.
144A,5.50%, 9/15/25
60,000 59,764
144A,4.00%, 12/1/27
100,000 93,897
144A,6.125%, 2/1/28
149,000 148,061
144A,5.00%, 4/15/29
80,000 75,903
Silgan Holdings, Inc.,4.125%,
2/1/28
135,000 127,510
(Cost $3,082,251)
3,012,599
Transportation — 0.1%
Cargo Aircraft Management,
Inc.,144A,4.75%, 2/1/28
(Cost $107,223)
117,000 107,365
Principal
Amount $ Value $
Trucking & Leasing — 0.2%
Fortress Transportation and
Infrastructure Investors LLC
144A,9.75%, 8/1/27
65,000 66,973
144A,5.50%, 5/1/28
195,000 188,619
(Cost $246,619)
255,592
Technology — 4.5%
Computers — 1.3%
CA Magnum
Holdings,144A,5.375%,
10/31/26
170,000 162,354
NCR Atleos Corp.,144A,9.50%,
4/1/29
265,000 286,136
NCR Voyix Corp.
144A,5.00%, 10/1/28
135,000 126,432
144A,5.125%, 4/15/29
225,000 209,074
Seagate HDD Cayman
4.75%, 1/1/25
101,000 100,202
4.875%, 6/1/27
74,000 71,904
Western Digital Corp.,4.75%,
2/15/26
464,000 454,267
(Cost $1,399,637)
1,410,369
Office/Business Equipment
— 0.1%
Xerox Holdings
Corp.,144A,5.50%, 8/15/28
(Cost $122,069)
139,000 122,260
Semiconductors — 0.6%
ams-OSRAM AG,144A,12.25%,
3/30/29
75,000 77,571
Entegris, Inc.
144A,4.375%, 4/15/28
70,000 65,537
144A,4.75%, 4/15/29
315,000 299,128
144A,3.625%, 5/1/29
75,000 66,706
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
126,000 115,151
(Cost $618,521)
624,093
Software — 2.5%
Alteryx, Inc.,144A,8.75%,
3/15/28
92,000 94,467
Boxer Parent Co.,
Inc.,144A,7.125%, 10/2/25
70,000 70,296
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28
180,000 164,979
Cloud Software Group,
Inc.,144A,6.50%, 3/31/29
775,000 735,633
Fair Isaac Corp.
144A,5.25%, 5/15/26
113,000 111,748
144A,4.00%, 6/15/28
174,000 161,204

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Principal
Amount $ Value $
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
100,000 101,215
MicroStrategy, Inc.,144A,6.125%,
6/15/28
103,000 98,553
Open Text Corp.,144A,3.875%,
2/15/28
174,000 160,055
PTC, Inc.
144A,3.625%, 2/15/25
132,000 129,889
144A,4.00%, 2/15/28
98,000 91,434
Rocket Software, Inc.
144A,9.00%, 11/28/28
140,000 142,305
144A,6.50%, 2/15/29
120,000 101,230
SS&C Technologies,
Inc.,144A,5.50%, 9/30/27
371,000 363,615
Twilio, Inc.,3.625%, 3/15/29
100,000 89,453
(Cost $2,599,928)
2,616,076
Utilities — 3.0%
Electric — 2.6%
Calpine Corp.
144A,5.25%, 6/1/26
73,000 72,162
144A,4.50%, 2/15/28
244,000 229,608
144A,5.125%, 3/15/28
320,000 305,162
144A,4.625%, 2/1/29
90,000 83,727
Clearway Energy Operating
LLC,144A,4.75%, 3/15/28
160,000 152,224
DPL, Inc.,4.125%, 7/1/25
85,000 83,185
NextEra Energy Operating
Partners LP
144A,4.25%, 7/15/24
80,000 79,882
144A,3.875%, 10/15/26
120,000 113,596
144A,4.50%, 9/15/27
112,000 105,540
144A,7.25%, 1/15/29
151,000 154,691
NRG Energy, Inc.
5.75%, 1/15/28
180,000 176,693
144A,3.375%, 2/15/29
90,000 79,743
PG&E Corp.,5.00%, 7/1/28
194,000 186,114
Principal
Amount $ Value $
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
176,000 173,220
144A,5.625%, 2/15/27
225,000 221,532
144A,5.00%, 7/31/27
254,000 245,821
144A,4.375%, 5/1/29
250,000 231,612
(Cost $2,684,821)
2,694,512
Gas — 0.4%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.50%, 5/20/25
130,000 128,013
5.875%, 8/20/26
150,000 145,149
5.75%, 5/20/27
103,000 98,276
144A,9.375%, 6/1/28
88,000 90,283
(Cost $471,412)
461,721
TOTAL CORPORATE BONDS
(Cost $104,627,733)
103,631,900
Number
of Shares
SECURITIES LENDING
COLLATERAL — 4.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $4,365,540)
4,365,540 4,365,540
CASH EQUIVALENTS — 1.4%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $1,468,402)
1,468,402 1,468,402
TOTAL INVESTMENTS
— 103.6%
(Cost $110,461,675)
109,465,842
Other assets and liabilities, net
— (3.6%)
(3,825,368)
NET ASSETS — 100.0%
105,640,474

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
 (a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 4,365,540 (d) — — — 18,855 — 4,365,540 4,365,540
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
1,126,201 21,401,137 (21,058,936) — — 44,589 — 1,468,402 1,468,402
1,126,201 25,766,677 (21,058,936) — — 63,444 — 5,833,942 5,833,942
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $4,270,433, which is 4.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 103,631,900 $ — $ 103,631,900
Short-Term Investments (a)
5,833,942 — — 5,833,942
TOTAL
$ 5,833,942 $ 103,631,900 $ — $ 109,465,842
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Short Duration High Yield Bond ETF
(Continued)
May 31, 2024 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SHYL-PH3
R-089711-2 (5/25) DBX006037 (5/25)